Supplement dated August 30, 2013
to the Prospectus, as supplemented, of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Moderate Conservative Portfolio	06/01/2013
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Conservative Portfolio	06/01/2013
Columbia Capital Allocation Moderate Portfolio	06/01/2013
(each, a “Fund” and together, the “Funds”)
Effective on or about August 30, 2013, the following changes are hereby made to the Funds’ prospectus:
For Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio
The list of portfolio managers under the caption “Fund Management” in each Fund’s summary section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Managing Director and Head of Global Asset Allocation	Co-manager	February 2013
Anwiti Bahuguna, Ph.D.	Portfolio Manager	Co-manager	2010
Melda Mergen, CFA, CAIA	Portfolio Manager and Head of Investment Oversight	Co-manager	2011
Marie Schofield, CFA	Portfolio Manager	Co-manager	2010
Beth Vanney, CFA	Portfolio Manager	Co-manager	2011
Toby Nangle	Portfolio Manager	Co-manager	August 2013
For Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio
The list of portfolio managers under the caption “Fund Management” in each Fund’s summary section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Managing Director and Head of Global Asset Allocation	Co-manager	February 2013
Anwiti Bahuguna, Ph.D.	Portfolio Manager	Co-manager	2009
Melda Mergen, CFA, CAIA	Portfolio Manager and Head of Investment Oversight	Co-manager	2011
Marie Schofield, CFA	Portfolio Manager	Co-manager	2009
Beth Vanney, CFA	Portfolio Manager	Co-manager	2011
Toby Nangle	Portfolio Manager	Co-manager	August 2013
The rest of the section remains the same.
The following information is hereby added under the caption “Primary Service Providers - The Investment Manager” in the “More Information About the Funds” section:
The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Funds’ prospectus and SAI, may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Funds on behalf of the Investment Manager.
The list of portfolio managers under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Funds” section is hereby superseded and replaced with the following information:
SUP124_01_002_(08/13)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
			For Conservative Portfolio, Moderate Portfolio and Aggressive Portfolio	For Moderate Conservative Portfolio and Moderate Aggressive Portfolio
Jeffrey Knight, CFA	Managing Director and Head of Global Asset Allocation	Co-manager	February 2013	February 2013
Anwiti Bahuguna, Ph.D.	Portfolio Manager	Co-manager	2010	2009
Melda Mergen, CFA, CAIA	Portfolio Manager and Head of Investment Oversight	Co-manager	2011	2011
Marie Schofield, CFA	Portfolio Manager	Co-manager	2010	2009
Beth Vanney, CFA	Portfolio Manager	Co-manager	2011	2011
Toby Nangle	Portfolio Manager	Co-manager	August 2013	August 2013
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Dr. Bahuguna joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Ms. Mergen joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1999. Ms. Mergen began her investment career in 1999 and earned a B.A. from Bogazici University and a M.B.A. from the University of Massachusetts at Amherst.
Ms. Schofield joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1990. Ms. Schofield began her investment career in 1975 and earned a B.S. from the College of Saint Rose.
Ms. Vanney joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1999. Ms. Vanney began her investment career in 1990 and earned a B.S. from the University of Minnesota.
Mr. Nangle joined Threadneedle as Head of Multi-Asset in 2012. Prior to joining Threadneedle, Mr. Nangle worked at Baring Asset Management, initially in the fixed income team and subsequently as Director of the Multi-Asset Group. Mr. Nangle began his investment career in 1997 and earned a M.A. (Hons) in history, and a MPhil in international relations from Sidney Sussex College, University of Cambridge.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
SUP124_01_002_(08/13)